Introduction - Foreign exchange rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bolivia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6,910	6,910
Change in closing foreign exchange rate	0
Average foreign exchange rate	6,910	6,910	6,910
Change in average foreign exchange rate	0
Colombia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	3,981,000	3,433,000
Change in closing foreign exchange rate	(0.138)
Average foreign exchange rate	3,756,000	3,695,000	3,296,000
Change in average foreign exchange rate	(0.016)
Costa Rica, Colones
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	645,000	617,000
Change in closing foreign exchange rate	(0.043)
Average foreign exchange rate	625,000	590,000	588,000
Change in average foreign exchange rate	(0.056)
Ghanaian cedi
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6,180	5,870
Change in closing foreign exchange rate	(0.051)
Average foreign exchange rate	5,940	5,750	5,330
Change in average foreign exchange rate	(0.032)
Guatemala, Quetzales
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7,720	7,790
Change in closing foreign exchange rate	0.010
Average foreign exchange rate	7,740	7,730	7,710
Change in average foreign exchange rate	(0.001)
Honduras, Lempiras
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	24,430	24,200
Change in closing foreign exchange rate	(0.010)
Average foreign exchange rate	24,120	24,650	24,590
Change in average foreign exchange rate	0.022
Euro Member Countries, Euro
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	880	820
Change in closing foreign exchange rate	(0.069)
Average foreign exchange rate	850	870	890
Change in average foreign exchange rate	0.034
Nicaragua, Cordobas
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	35,520	34,820
Change in closing foreign exchange rate	(0.020)
Average foreign exchange rate	35,170	34,340	33,120
Change in average foreign exchange rate	(0.024)
Paraguay
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6,886,000	6,900,000
Change in closing foreign exchange rate	0.002
Average foreign exchange rate	6,790,000	6,758,000	6,232,000
Change in average foreign exchange rate	(0.005)
Sweden, Kronor
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	9,050.00	8,230
Change in closing foreign exchange rate	(0.091)
Average foreign exchange rate	8,590	9,160	9,430
Change in average foreign exchange rate	0.066
Tanzania
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	2,305,000	2,319,000
Change in closing foreign exchange rate	0.006
Average foreign exchange rate	2,313,000	2,312,000	2,304,000
Change in average foreign exchange rate	0
United Kingdom, Pounds
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	740	730
Change in closing foreign exchange rate	(0.010)
Average foreign exchange rate	730	770	780
Change in average foreign exchange rate	0.062
Panama
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	1